Expense Example {- Fidelity Freedom® 2050 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-08 - Fidelity Freedom® 2050 Fund - Class K6	May 29, 2021 USD ($)
Expense Example:
1 year	$ 51
3 years	159
5 years	278
10 years	$ 625